Summary of Significant Accounting Policies - Company's Three Largest Customers Accounted for Receivable (Detail) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Amerisource Bergen Corporation [Member]
Concentration Risk [Line Items]
Concentration of credit risk	47.00%	35.50%
McKesson Corporation [Member]
Concentration Risk [Line Items]
Concentration of credit risk	25.40%	31.20%
Cardinal Health [Member]
Concentration Risk [Line Items]
Concentration of credit risk	17.00%	21.50%